COVER	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	001-31269
Entity Registrant Name	ALCON INC.
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false